Average Annual Total Returns{- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Investor PRO-09 - International Capital Appreciation Portfolio	VIP International Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP International Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP International Capital Appreciation Portfolio-Investor VIP Return Before Taxes Past 10 years	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	12.24%	16.76%	13.07%	7.98%	9.79%	7.44%